Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 87,798	$ 67,593
Accounts receivable	112	941
Inventory	103,649	107,365
Prepaid expenses	1,327	3,317
Total current assets	192,886	179,216
Property, plant and equipment, net of accumulated depreciation of $296,254 and $248,939, respectively	452,381	493,205
Other assets	403,168	408,614
Total Assets	1,048,435	1,081,035
Current Liabilities:
Accounts payable and accrued expenses	311,429	200,327
Deferred revenue	48,433	48,525
Due to related parties	839,150	893,405
Convertible debentures, net of debt discount of $52,744 and $0, respectively	54,756	0
Current portion of notes payable related party	0	125,584
Current portion of notes payable	198,480	198,248
Total current liabilities	1,452,248	1,466,089
Long-Term Liabilities:
Notes payable related party	105,000	105,000
Notes payable	88,277	102,056
Convertible debentures, net of debt discount of $102,680 and $110,193, respectively	2,757,120	2,749,607
Total long-term liabilities	2,950,397	2,956,663
Stockholders’ Deficit:
Convertible supervoting preferred stock, $0.001 par value, 10,000,000 shares authorized, 5,850,000 and 5,850,000 issued and outstanding at June 30, 2011 and December 31, 2010, respectively, no liquidation value	5,850	5,850
Convertible preferred series B stock, $0.001 par value 2,000,000 shares authorized, 626,532 and 610,332 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	627	610
Preferred stock - $0.001 par value 3,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 2,500,000,000 shares authorized; 454,348,797 and 430,149,464 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	454,349	430,150
Additional paid in capital	(1,594,093)	(1,694,506)
Accumulated deficit	(2,220,943)	(2,083,821)
Total Stockholders’ Deficit	(3,354,210)	(3,341,717)
Total Liabilities and Stockholders’ Deficit	$ 1,048,435	$ 1,081,035